Consolidated Schedule of Investments (unaudited)
February 28, 2022
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Beverages — 0.5%
Flow Beverage Corp.(a)(b)	1,437,122	$ 1,349,251
GURU Organic Energy Corp.(a)	400,085	3,235,401
MGP Ingredients, Inc.	61,982	4,934,387
		9,519,039
Biotechnology — 0.1%
Hofseth BioCare ASA(a)(b)	3,233,993	1,997,551
Capital Markets — 0.2%
Agronomics Ltd.(a)	14,476,592	3,456,822
Chemicals — 2.8%
CF Industries Holdings, Inc.	80,068	6,500,721
Corbion NV	118,270	4,378,069
FMC Corp.	97,753	11,461,539
Koninklijke DSM NV	46,012	8,639,403
Nutrien Ltd.	101,627	8,738,906
Robertet SA	5,088	4,819,818
Sociedad Quimica y Minera de Chile SA, ADR	40,712	2,694,320
Symrise AG	68,382	8,133,805
		55,366,581
Consumer Finance — 0.1%
Natural Order Acquisition Corp.(a)	243,473	2,387,253
Energy Equipment & Services — 0.2%
Tenaris SA	309,303	3,986,072
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	19,630	10,192,878
Grocery Outlet Holding Corp.(a)(b)	262,851	7,309,886
Ocado Group PLC(a)	134,060	2,465,218
		19,967,982
Food Products — 3.8%
Barry Callebaut AG, Registered Shares	2,748	6,338,706
Bunge Ltd.	78,970	8,256,314
China Mengniu Dairy Co. Ltd.	1,068,000	6,944,587
Darling Ingredients, Inc.(a)(b)	126,835	9,193,001
Freshpet, Inc.(a)(b)	71,547	6,813,421
Kerry Group PLC, Class A	91,449	10,895,161
Laird Superfood, Inc.(a)	198,655	1,221,728
Maple Leaf Foods, Inc.	172,227	3,627,977
Nestlé SA, Registered Shares	75,599	9,850,228
Salmar ASA	142,968	10,504,479
		73,645,602
Hotels, Restaurants & Leisure — 0.0%
Sweetgreen, Inc., Class A(a)(b)	5,614	142,203
Internet & Direct Marketing Retail — 0.4%
HelloFresh SE(a)	141,210	7,702,439
Machinery — 1.7%
Ag Growth International, Inc.	144,972	4,289,112
AGCO Corp.	56,950	6,843,112
Deere & Co.	31,803	11,449,716
Hydrofarm Holdings Group, Inc.(a)(b)	3,606	73,022
John Bean Technologies Corp.	63,215	7,166,685
Marel HF(c)	490,984	2,877,209
		32,698,856
Metals & Mining — 21.3%
Agnico Eagle Mines Ltd.	283,552	14,324,130
Alamos Gold, Inc., Class A	176,356	1,299,538
Anglo American PLC	316,480	16,065,077
Antofagasta PLC	258,269	5,229,391
Security	Shares	Value
Metals & Mining (continued)
ArcelorMittal SA	286,041	$ 8,875,465
Artemis Gold, Inc.(a)	177,110	863,542
Auteco Minerals Ltd.(a)	9,039,458	538,359
B2Gold Corp.	1,681,043	6,790,485
Barrick Gold Corp.	1,706,078	38,506,180
Bellevue Gold Ltd.(a)	1,316,317	910,555
BHP Group Ltd.	672,399	22,959,857
Blackstone Minerals Ltd.(a)(b)	1,779,276	554,332
BlueScope Steel Ltd.	84,824	1,256,062
Centerra Gold, Inc.	400,120	3,901,762
Challenger Exploration Ltd.(a)(b)	792,352	188,582
Champion Iron Ltd.(b)	222,564	1,049,393
Develop Global Ltd.(a)	331,299	803,679
Dundee Precious Metals, Inc.	294,793	1,744,337
Eldorado Gold Corp.(a)(b)	131,426	1,439,115
Emerald Resources NL(a)	236,506	192,387
Endeavour Mining PLC	255,112	6,738,580
Equinox Gold Corp.(a)	45,922	325,711
ERO Copper Corp.(a)	37,480	536,400
First Quantum Minerals Ltd.	304,544	8,930,888
Franco-Nevada Corp.	104,153	15,338,224
Freeport-McMoRan, Inc.	308,497	14,483,934
Fresnillo PLC	22,769	217,204
Glencore PLC	3,718,336	21,863,850
Gold Fields Ltd., ADR	661,509	9,274,356
Hudbay Minerals, Inc.	107,293	874,427
Iluka Resources Ltd.	132,493	1,042,465
Impala Platinum Holdings Ltd.	373,196	7,118,486
Ivanhoe Mines Ltd., Class A(a)	668,282	6,801,450
Kinross Gold Corp.	1,414,552	7,053,230
Lundin Gold, Inc.(a)	547,834	4,417,249
Lundin Mining Corp.	201,250	1,941,844
Lynas Rare Earths Ltd.(a)	367,893	2,784,711
MAG Silver Corp.(a)	9,217	156,489
Marathon Gold Corp.(a)(b)	395,671	886,553
Mineral Resources Ltd.	23,830	794,648
Newcrest Mining Ltd.	606,279	11,246,967
Newmont Corp.	681,950	45,145,090
Nickel Mines Ltd.	2,287,138	2,567,006
Norsk Hydro ASA	554,955	5,269,903
Northam Platinum Holdings Ltd.(a)	204,918	3,308,674
Northern Star Resources Ltd.	932,613	6,950,758
Nucor Corp.	61,917	8,149,516
Osisko Gold Royalties Ltd.	353,771	4,368,060
Osisko Mining, Inc.(a)	555,121	1,721,204
OZ Minerals Ltd.	61,353	1,146,910
Polymetal International PLC	381,486	1,783,598
Polyus PJSC, GDR(d)	92,504	4,936,819
Pretium Resources, Inc.(a)	39,101	570,396
Rio Tinto PLC	211,386	16,528,701
Sibanye Stillwater Ltd.	1,009,854	4,764,118
Sigma Lithium Corp.(a)	362,305	4,001,791
Skeena Resources Ltd.(a)	158,513	1,654,538
Sociedad Minera Cerro Verde SAA	43,324	1,884,594
Solaris Resources, Inc.(a)	155,241	1,708,570
Solaris Resources, Inc.	26,000	286,154
SolGold PLC(a)(b)	683,658	274,050
SSR Mining, Inc.	12,190	241,299
SSR Mining, Inc.(b)	235,518	4,656,191
Steel Dynamics, Inc.	45,441	3,207,226
Stelco Holdings, Inc.	43,973	1,349,893
Teck Resources Ltd., Class B	273,202	9,837,427

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Titan Mining Corp.	145,304	$ 68,783
Titan Mining Corp.	20,773	9,833
Torex Gold Resources, Inc.(a)	43,649	553,748
Trident Royalties PLC(a)	1,273,695	871,418
Vale SA, ADR	772,408	14,281,824
Wheaton Precious Metals Corp.	320,373	14,038,277
		416,456,263
Oil, Gas & Consumable Fuels — 14.8%
ARC Resources Ltd.	326,204	4,032,834
BP PLC	2,019,261	9,842,113
Canadian Natural Resources Ltd.	151,676	8,473,513
Capricorn Energy PLC(a)	742,197	2,197,392
Cenovus Energy, Inc.	576,156	9,059,400
Cheniere Energy, Inc.	55,800	7,415,820
Chevron Corp.	307,474	44,276,256
ConocoPhillips	240,631	22,826,257
Devon Energy Corp.	29,679	1,767,384
EOG Resources, Inc.	97,301	11,181,831
Equinor ASA	207,542	6,524,191
Exxon Mobil Corp.	265,796	20,843,722
Gazprom PJSC, ADR	356,100	942,072
Hess Corp.	84,888	8,578,781
Kosmos Energy Ltd.(a)	447,806	2,176,337
Marathon Petroleum Corp.	134,656	10,485,663
Pioneer Natural Resources Co.	49,698	11,907,641
Santos Ltd.	962,886	5,128,179
Shell PLC	1,314,246	34,657,715
Suncor Energy, Inc.	333,489	10,198,054
TC Energy Corp.	223,141	11,988,877
TotalEnergies SE	414,928	21,138,615
Tourmaline Oil Corp.	148,300	5,850,099
Valero Energy Corp.	97,419	8,135,461
Williams Cos., Inc.	340,763	10,659,067
		290,287,274
Personal Products — 0.6%
BellRing Brands, Inc., Class A(a)	189,090	4,835,031
Jamieson Wellness, Inc.(c)	256,868	6,657,289
		11,492,320
Pharmaceuticals — 0.4%
Zoetis, Inc.	44,632	8,642,987
Specialty Retail — 0.4%
Tractor Supply Co.	38,526	7,851,213
Total Common Stocks — 48.3% (Cost: $814,781,461)		945,600,457
Preferred Securities
Preferred Stocks — 0.1%
Consumer Finance — 0.1%
2MX Organic SA(a)	210,233	2,305,378
Total Preferred Securities — 0.1% (Cost: $2,541,542)		2,305,378
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)	11,812	0
Total Rights — 0.0% (Cost: $ —)		0
Security	Shares	Value
Warrants(a)
Beverages — 0.0%
Flow Beverage Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 06/29/23, Strike Price CAD 10.00)	306,414	$ 9,670
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 05/31/23, Strike Price GBP 0.28)	3,014,355	40
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/08/23, Strike Price GBP 0.30)	3,909,350	53
		93
Consumer Finance — 0.0%
Natural Order Acquisition Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	153,024	21,423
Metals & Mining — 0.0%
Solaris Resources, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 04/26/22, Strike Price CAD 10.00) (Acquired 04/09/21, cost $1)(e)	9,605	29,933
Solaris Resources, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/30/22, Strike Price CAD 6.75)	13,000	73,846
Titan Mining Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/23/23, Strike Price CAD 0.75)	10,387	—
		103,779
Total Warrants — 0.0% (Cost: $1,572,290)		134,965
Total Long-Term Investments — 48.4% (Cost: $818,895,293)		948,040,800
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	67,029,617	67,029,617
SL Liquidity Series, LLC, Money Market Series, 0.18%(f)(g)(h)	6,021,135	6,021,135
		73,050,752
		Par (000)
U.S. Treasury Obligations(i) — 47.2%
U.S. Treasury Bills
0.05%, 03/03/22	USD	143,000	142,999,881
0.07%, 04/21/22		157,000	156,959,965
0.10%, 05/19/22		156,000	155,895,817
0.12%, 06/16/22		156,000	155,812,795

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations(i) (continued)
U.S. Treasury Bills
0.16%, 07/14/22	156,000	$ 155,690,682
0.47%, 08/11/22	156,000	155,558,366
		922,917,506
Total Short-Term Securities — 50.9% (Cost: $996,520,030)		995,968,258
Total Investments — 99.3% (Cost: $1,815,415,323)		1,944,009,058
Other Assets Less Liabilities — 0.7%		13,580,289
Net Assets — 100.0%		$ 1,957,589,347
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $29,933, representing 0.0% of its net assets as of period end, and an original cost of $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 19,992,391	$ 47,037,226(a)	$ —	$ —	$ —	$ 67,029,617	67,029,617	$ 789	$ —
SL Liquidity Series, LLC, Money Market Series	1,671,051	4,351,302(a)	—	(994)	(224)	6,021,135	6,021,135	42,331(b)	—
				$ (994)	$ (224)	$ 73,050,752		$ 43,120	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMPRTR	At Termination	Goldman Sachs International	03/02/22	USD	1,208	$ 50,942	$ —	$ 50,942
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	03/14/22	USD	2,609	169,035	—	169,035
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/14/22	USD	10,237	3,572,106	—	3,572,106
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	03/14/22	USD	11,904	686,983	—	686,983
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	04/05/22	USD	4,848	1,790,216	—	1,790,216

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Goldman Sachs International	04/07/22	USD	3,100	$ 1,180,207	$ —	$ 1,180,207
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Goldman Sachs International	04/07/22	USD	905	29,719	—	29,719
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	04/13/22	USD	3,126	1,093,341	—	1,093,341
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	04/19/22	USD	2,256	705,724	—	705,724
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	04/25/22	USD	4,671	1,354,210	—	1,354,210
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/04/22	USD	7,060	1,757,231	—	1,757,231
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/05/22	USD	8,972	2,143,496	—	2,143,496
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/06/22	USD	6,852	1,572,708	—	1,572,708
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	05/09/22	USD	8,786	1,905,505	—	1,905,505
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/10/22	USD	7,196	1,630,762	—	1,630,762
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/12/22	USD	3,995	875,310	—	875,310
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/13/22	USD	9,779	2,412,149	—	2,412,149
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/17/22	USD	7,594	1,725,452	—	1,725,452
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/18/22	USD	7,502	1,702,022	—	1,702,022
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	05/31/22	USD	2,294	505,447	—	505,447
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	05/31/22	USD	950	37,361	—	37,361
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	06/01/22	USD	2,397	1,021,157	—	1,021,157
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	06/02/22	USD	6,591	1,356,191	—	1,356,191
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	06/03/22	USD	28,332	6,255,526	—	6,255,526
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/08/22	USD	12,948	2,538,079	—	2,538,079

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/10/22	USD	5,517	$ 1,059,078	$ —	$ 1,059,078
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/13/22	USD	7,990	1,545,870	—	1,545,870
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	06/15/22	USD	22,350	4,732,450	—	4,732,450
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/20/22	USD	5,555	1,365,698	—	1,365,698
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/22/22	USD	2,218	530,184	—	530,184
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/23/22	USD	5,104	1,172,684	—	1,172,684
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	06/28/22	USD	4,902	1,083,083	—	1,083,083
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	07/01/22	USD	697	33,737	—	33,737
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/01/22	USD	2,727	869,497	—	869,497
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	07/07/22	USD	6,218	1,424,423	—	1,424,423
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/08/22	USD	6,410	1,467,189	—	1,467,189
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/15/22	USD	6,985	1,435,745	—	1,435,745
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	07/19/22	USD	49,739	1,404,326	—	1,404,326
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	07/19/22	USD	8,563	400,977	—	400,977
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	07/19/22	USD	11,530	2,576,853	—	2,576,853
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	Morgan Stanley & Co. International PLC	07/19/22	USD	99,335	39,071,604	—	39,071,604
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/26/22	USD	6,771	1,209,613	—	1,209,613
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/29/22	USD	5,362	896,086	—	896,086
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	08/01/22	USD	498	137,902	—	137,902
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	08/04/22	USD	6,246	1,234,551	—	1,234,551

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	08/09/22	USD	7,391	$ 1,613,795	$ —	$ 1,613,795
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	08/18/22	USD	6,735	1,427,983	—	1,427,983
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Goldman Sachs International	08/25/22	USD	503	17,250	—	17,250
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	08/25/22	USD	4,548	1,474,581	—	1,474,581
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	08/25/22	USD	1,004	182,984	—	182,984
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	09/01/22	USD	2,165	592,627	—	592,627
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	09/16/22	USD	6,496	998,379	—	998,379
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	09/23/22	USD	6,199	973,477	—	973,477
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/24/22	USD	1,794	292,276	—	292,276
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	09/30/22	USD	8,529	730,543	—	730,543
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/30/22	USD	2,667	283,638	—	283,638
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	09/30/22	USD	998	62,462	—	62,462
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	10/06/22	USD	6,861	814,162	—	814,162
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	10/11/22	USD	7,603	815,761	—	815,761
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	10/19/22	USD	9,383	888,256	—	888,256
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/31/22	USD	4,951	266,247	—	266,247
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/31/22	USD	13,458	1,158,644	—	1,158,644
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	10/31/22	USD	2,006	331,083	—	331,083
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	10/31/22	USD	997	83,734	—	83,734
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	11/09/22	USD	7,692	794,015	—	794,015

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Societe Generale SA	11/16/22	USD	7,795	$ 801,364	$ —	$ 801,364
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	11/18/22	USD	7,316	797,737	—	797,737
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Goldman Sachs International	11/30/22	USD	73,593	12,408,769	—	12,408,769
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	11/30/22	USD	1,091	64,162	—	64,162
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	12/13/22	USD	6,973	1,202,081	—	1,202,081
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	12/22/22	USD	5,891	880,603	—	880,603
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/06/23	USD	4,026	820,197	—	820,197
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	01/06/23	USD	5,367	612,484	—	612,484
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	01/06/23	USD	802	29,623	—	29,623
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	01/06/23	USD	4,195	291,717	—	291,717
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BERYTR	At Termination	Citibank N.A.	01/18/23	USD	1,007	87,297	—	87,297
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Societe Generale SA	01/20/23	USD	13,890	1,061,298	—	1,061,298
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Societe Generale SA	01/27/23	USD	4,977	366,510	—	366,510
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	02/02/23	USD	10,055	619,130	—	619,130
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	02/02/23	USD	4,489	(41,677)	—	(41,677)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	02/02/23	USD	8,238	454,982	—	454,982
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Societe Generale SA	02/06/23	USD	15,319	629,196	—	629,196
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	02/08/23	USD	1,703	71,497	—	71,497
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Societe Generale SA	02/10/23	USD	9,979	422,468	—	422,468
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	02/14/23	USD	13,143	353,502	—	353,502

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMRST	At Termination	Societe Generale SA	02/22/23	USD	8,924	$ 54,102	$ —	$ 54,102
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	02/24/23	USD	3,923	(43,227)	—	(43,227)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	02/24/23	USD	11,154	(7,655)	—	(7,655)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	02/24/23	USD	49,227	(347,905)	—	(347,905)
3-month U.S. Treasury Bill, 0.35%(a)	At Termination	BCOMTR	At Termination	Societe Generale SA	02/28/23	USD	15,288	(42,837)	—	(42,837)
								$ 137,069,744	$ —	$ 137,069,744
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Beverages	$ 9,519,039	$ —	$ —	$ 9,519,039
Biotechnology	—	1,997,551	—	1,997,551
Capital Markets	3,456,822	—	—	3,456,822
Chemicals	29,395,486	25,971,095	—	55,366,581
Consumer Finance	2,387,253	—	—	2,387,253
Energy Equipment & Services	—	3,986,072	—	3,986,072
Food & Staples Retailing	17,502,764	2,465,218	—	19,967,982

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Commodity Strategies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food Products	$ 29,112,441	$ 44,533,161	$ —	$ 73,645,602
Hotels, Restaurants & Leisure	142,203	—	—	142,203
Internet & Direct Marketing Retail	—	7,702,439	—	7,702,439
Machinery	29,821,647	2,877,209	—	32,698,856
Metals & Mining	269,781,368	141,738,076	4,936,819	416,456,263
Oil, Gas & Consumable Fuels	209,856,997	80,430,277	—	290,287,274
Personal Products	11,492,320	—	—	11,492,320
Pharmaceuticals	8,642,987	—	—	8,642,987
Specialty Retail	7,851,213	—	—	7,851,213
Preferred Securities	2,305,378	—	—	2,305,378
Rights	—	—	—	—
Warrants
Beverages	9,670	—	—	9,670
Capital Markets	—	93	—	93
Consumer Finance	21,423	—	—	21,423
Metals & Mining	—	103,779	—	103,779
Short-Term Securities
Money Market Funds	67,029,617	—	—	67,029,617
U.S. Treasury Obligations	—	922,917,506	—	922,917,506
	$ 698,328,628	$ 1,234,722,476	$ 4,936,819	1,937,987,923
Investments valued at NAV(a)				6,021,135
				$ 1,944,009,058
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ —	$ 137,553,045	$ —	$ 137,553,045
Liabilities
Commodity Contracts	—	(483,301)	—	(483,301)
	$ —	$ 137,069,744	$ —	$ 137,069,744
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMAGTR	Bloomberg Agriculture SubindexSM
BCOMENTR	Bloomberg Select Energy Subindex Total ReturnSM
BCOMLITR	Bloomberg Livestock SubindexSM
BCOMPRTR	Bloomberg Precious Metals SubindexSM
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM
BCOMTR	Bloomberg Commodity Index Total ReturnSM
BERYTR	Bloomberg Enhanced Roll Yield Total Return IndexSM
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
OTC	Over-the-Counter